Subsequent Events	12 Months Ended
Jan. 31, 2022
Subsequent Events

(26) Subsequent Events

The Company has completed an evaluation of all subsequent events after the balance sheet date of January 31, 2022 through the date this Annual Report on Form 8-K was filed with the SEC, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of January 31, 2022, and events which occurred subsequently but were not recognized in the financial statements.  The Company notes the following.

Codecademy Merger

On December 22, 2021, the Company announced a definitive agreement to acquire Codecademy, a leading online learning platform for technical skills (the “Merger Agreement”). Codecademy is an innovative and popular learning platform providing high-demand technical skills to approximately 40 million registered learners in nearly every country worldwide. The platform offers interactive, self-paced courses and hands-on learning in 14 programming languages across multiple domains such as application development, data science, cloud and cybersecurity. The Codecademy Merger closed on April 4, 2022 for total consideration of approximately $390.3 million, consisting of the issuance of 30,374,427 common shares and a cash payment of $207.6 million. Upon closing, the Company also issued 3.6 million time-based restricted stock units to Codecademy employees with a weighted average of 2.9 years. The cash portion of the consideration was funded through the combination of the issuance of $160.0 million of term loans under our existing term loan facility and cash on hand.  The $160 million of additional term loan borrowings included an original issue discount of $2.8 million and a six month call penalty of 1.0%.  The issuance converted the interest of the entire term loan facility to a rate equal to the secured overnight financing rate (“SOFR”) plus a margin of 5.25% (subject to a SOFR floor of 0.75%).  The maturity date and all other terms of the additional borrowing of $160.0 million are identical to the existing facility.

In connection with the closing of the Codecademy Merger, the Company entered into a Registration Rights Agreement, dated as of April 4, 2022, with certain former equity holders of Codecademy, that received a portion of the merger consideration, which consists of all shares of Codecademy’s common stock and preferred stock issued and outstanding immediately prior to the effective time of the Codecademy Merger which were converted automatically into the right to receive a portion of the aggregate consideration, in shares of Class A common stock of the Company (the “RRA Holders”). Pursuant to the Registration Rights Agreement, among other things, the Company (a) is required to file with the SEC a registration statement registering for public resale the shares of the Company’s Class A common stock received by the RRA Holders as part of the Codecademy Merger and (b) will grant certain RRA Holders certain demand and piggyback registration rights. The RRA Holders (other than the Founder Holder (as defined in the Registration Rights Agreement)) may not sell any Registrable Securities (as defined in the Registration Rights Agreement) for the period beginning on the date hereof and ending on the date that is 180 days following the date hereof, except as otherwise permitted by the Registration Rights Agreement. The Founder Holder may not sell any Registrable Securities for the period beginning on the date hereof and ending on the earlier of (i) the second anniversary of the date hereof and (ii) a change of control, as defined in the Company’s 2020 Omnibus Incentive Plan (such period, the “Founder Lock-up Period”), except as otherwise permitted by the Registration Rights Agreement; provided, however, that, pursuant to the terms of the Registration Rights Agreement, the Founder Lock-Up Period may be deemed to have ended with respect to up to fifty percent (50%) of all Registrable Securities held by the Founder Holder subject to certain conditions provided thereunder.

In connection with the closing of the Codecademy Merger, Skillsoft Finance II, Inc., a Delaware corporation (“Borrower”) entered into Amendment No. 1 to the Credit Agreement, dated as of April 4, 2022 (the “First Amendment”), among Borrower, Skillsoft Finance I, Inc., a Delaware corporation (“Holdings”), certain subsidiaries of Borrower, as guarantors, Citibank N.A., as administrative agent (the “Agent”), and the financial institutions parties thereto as Term B-1 Lenders, which amends that certain Credit Agreement, dated as of July 16, 2021 (the “Existing Credit Agreement” as amended by the First Amendment, the “Amended Credit Agreement”), among Borrower, the Agent, and the financial institutions party thereto as lenders.

The First Amendment provides for the incurrence of up to $160 million of Term B-1 Loans (the “Term B-1 Loans”) under the Amended Credit Agreement. In addition, the First Amendment, among other things, (a) provides for early opt-in to SOFR for the existing term loans under the Existing Credit Agreement (the “Existing Term Loans” and, together with the Term B-1 Loans, the “Initial Term Loans”) and (b) provides for the applicable margin for the Initial Term Loans at 4.25% with respect to base rate borrowings and 5.25% with respect to SOFR borrowings.

Prior to the maturity thereof, the Initial Term Loans will be subject to quarterly amortization payments of 0.25% of the principal amount. The Amended Credit Agreement requires that any prepayment of the Initial Term Loans in connection with a repricing transaction shall be subject to (i) a 2.00% premium on the amount of Initial Term Loans prepaid if such prepayment occurs prior to July 16, 2022 and (ii) a 1.00% premium on the amount of Initial Term Loans prepaid in connection with a Repricing Transaction (as defined in the Amended Credit Agreement), if such prepayment occurs on or after July 16, 2022 but on or prior to January 16, 2023. The proceeds of the Term B-1 Loans shall be used by the Company to finance, in part, the Mergers, and to pay costs, fees, and expenses related thereto.

All obligations under the Amended Credit Agreement, and the guarantees of those obligations (as well as certain cash management obligations and interest rate hedging or other swap agreements), are secured by substantially all of Borrower’s personal property as well as those assets of each subsidiary guarantor.

Discontinued Operations

On June 12, 2022, Skillsoft entered into a Stock Purchase Agreement (the “Purchase Agreement”), by and among Skillsoft, Skillsoft (US) Corporation (“Seller”), Amber Holding Inc. (“SumTotal”), and Cornerstone OnDemand, Inc. (“Buyer”), pursuant to which, subject to the certain terms and conditions contained therein, Seller agreed to sell, and Buyer agreed to purchase, all of Seller’s right, title and interest in and to one hundred percent (100%) of the outstanding shares of capital stock of SumTotal. The sale was completed on August 15, 2022. Skillsoft received net proceeds of $172.0 million on August 15, 2022, pending final closing adjustments.

In connection with the sale, the parties to the Purchase Agreement entered into certain other agreements, including a transition services agreement pursuant to which each of Seller and Buyer agreed to provide the other party with certain transition services for a limited period following the closing.

Impairment of Goodwill and Intangible Assets

During the three months ended July 31, 2022, the Global Knowledge instructor led training (“ILT”) business experienced a significant decline in bookings and GAAP revenue compared to the corresponding period in the prior year. In light of the circumstances and indicators of impairment, the Company first considered whether any impairment was present for the Global Knowledge long-lived assets group, concluding that no such impairments were present after conducting an undiscounted cash flow recoverability test. In accordance with ASC 350, the Company next considered whether there were any indicators of impairment for Global Knowledge goodwill, concluding that triggering events had occurred, necessitating an interim goodwill impairment test as of July 31, 2022.  In comparing the estimated fair value of the Global Knowledge reporting unit to its carrying value, the Company considered the results of both a discounted cash flow analysis and a market multiples approach. The results of the impairment test performed indicated that the carrying value of the Global Knowledge reporting unit exceeded its estimated fair value. Based on the results of the goodwill impairment testing procedures, the Company recorded a $70.5 million goodwill impairment for the three and six months ended July 31, 2022 (unaudited).

During the three months ended October 31, 2022, the Company experienced a substantial decline in its stock price resulting in the total market value of its shares of stock outstanding (“market capitalization”) being less than the carrying value of its reporting units. Management considered the impact of current macroeconomic conditions on the Company’s projected operating results and assumptions used in the income approach or discounted cash flow method and market approach models that impact the fair value of the Company’s reporting units. The macroeconomic conditions considered include deterioration in the equity markets evidenced by sustained declines in the Company’s stock price, those of its peers, and major market indices, which reduced the market multiples, along with an increase in the weighted-average cost of capital primarily driven by an increase in interest rates. In addition, the Company lowered its projected operating results primarily due to the foreign exchange impact, underperformance of Global Knowledge business, and macroeconomic uncertainty. After considering all available evidence in the evaluation of goodwill impairment indicators, management determined it appropriate to perform an interim quantitative assessment of the Skillsoft content and Global Knowledge reporting units as of October 31, 2022.

In comparing the estimated fair value of the Skillsoft content and Global Knowledge reporting units to the carrying value, management considered the results of both a DCF analysis and a market multiples approach. The results of the impairment test performed indicated that the carrying value of the Skillsoft content and Global Knowledge reporting units exceeded the estimated fair value. Based on the results of the goodwill impairment testing procedures to date, the Company expects to record a significant goodwill impairment for Skillsoft content segment for the three months ended October 31, 2022.

Share Repurchase Authorization

On September 7, 2022, the Board of Directors authorized Skillsoft to repurchase up to $30 million of its Class A common stock.  Under the program, Skillsoft may purchase shares in the open market, in private negotiated transactions, or by other means from time to time.  The timing and amount of any shares purchased will be based upon a variety of factors, including the share price of Class A common stock, general market conditions, alternative uses for capital, Skillsoft’s financial performance, and other considerations. The share repurchase program does not obligate Skillsoft to purchase any minimum number of shares, and the program may be suspended, modified, or discontinued at any time without prior notice. The Company repurchased 645,428 of its shares for $1.4 million during the three months ended October 31, 2022.